Borrowings - Schedule of Line of Credit (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current liabilities
Non-current liabilities	RM 18,263,817	$ 4,335,624	RM 2,099,476	$ 469,104	RM 811,236
Current liabilities
Current liabilities	37,052,577	8,795,864	32,940,381	7,360,157	23,897,880
Total borrowings
Total borrowings	55,316,394	13,131,488	35,039,857	7,829,261	24,709,116
Hire Purchase Payable [Member]
Non-current liabilities
Non-current liabilities	326,870	77,595	171,382	38,293
Current liabilities
Current liabilities	176,920	41,998	78,618	17,566
Total borrowings
Total borrowings	503,790	119,593	250,000	55,859
Term Loan [Member]
Non-current liabilities
Non-current liabilities	17,936,947	4,258,029	1,928,094	430,811	811,236
Current liabilities
Current liabilities	170,464	40,467	143,944	32,163	131,220
Total borrowings
Total borrowings	18,107,411	4,298,496	2,072,038	462,974	942,456
Bank overdraft [Member]
Current liabilities
Current liabilities	1,489,911	353,688	1,465,600	327,472
Total borrowings
Total borrowings	1,489,911	353,688	1,465,600	327,472
Trade Financing [Member]
Current liabilities
Current liabilities	35,215,282	8,359,711	31,252,219	6,982,956	23,766,660
Total borrowings
Total borrowings	RM 35,215,282	$ 8,359,711	RM 31,252,219	$ 6,982,956	RM 23,766,660